Regulatory Requirements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Brokers and Dealers [Abstract]
Regulatory Requirements	Regulatory Requirements
The Company has a number of consolidated subsidiaries registered as broker-dealers with regulatory agencies in their respective countries, including the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Investment Industry Regulatory Organization of Canada (“IIROC”), the Financial Conduct Authority (“FCA”) of the United Kingdom (the “UK”) and the Autorité de contrôle prudentiel et de resolution (“ACPR”) of France. These subsidiaries are subject to various minimum net capital requirements as outlined below. None of the SEC regulated subsidiaries hold funds or securities for, or owe money or securities to, customers or carry accounts of or for customers, and as such are all exempt from the SEC Customer Protection Rule (Rule 15c3-3).
Perella Weinberg Partners LP (“PWP LP”) and Tudor, Pickering, Holt & Co. Securities, LLC (“TPH Securities”), subsidiaries of the Company, are subject to the SEC Uniform Net Capital Rule (SEC Rule 15c3-1). Effective January 1, 2021, Tudor Pickering Holt & Co Advisors LP (“TPH Advisors”), another subsidiary of the Company subject to SEC Rule 15c3-1, merged with PWP LP and became one operating entity as part of an internal reorganization. There was no material impact to regulatory requirements as a result of this reorganization. Prior to this internal reorganization and as of December 31, 2020, PWP LP, TPH Securities and TPH Advisors had combined net capital of $54.8 million, which was $52.9 million in excess of their combined individual minimum capital requirements. Subsequent to this internal reorganization and as of September 30, 2021, PWP LP and TPH Securities had combined net capital of $96.5 million, which was $96.0 million in excess of their combined individual minimum capital requirements.
Perella Weinberg UK Limited is subject to FCA capital adequacy rules and TPH Canada is subject to IIROC capital adequacy rules. Both entities were in excess of the applicable capital requirements as of September 30, 2021 and December 31, 2020.
Perella Weinberg Partners France S.A.S was exempt from ACPR capital adequacy rules as of December 31, 2020 and was in excess of the applicable capital requirements as of September 30, 2021.
As a result of the minimum capital requirements and various regulations on these broker dealers, the capital of each subsidiary of the Company is restricted and may be unavailable to pay its creditors.	Regulatory Requirements
The Company has a number of subsidiaries registered as broker-dealers with regulatory agencies in their respective countries, including the SEC, FINRA, IIROC, ACPR and the FCA. These subsidiaries are subject to various minimum net capital requirements as outlined below. None of these subsidiaries hold funds or securities for, or owe money or securities to, customers or carry accounts of or for customers, and as such are all exempt from the SEC Customer Protection Rule (Rule 15c3-3).
Perella Weinberg Partners LP (“PWP LP”) and TPH Securities, as subsidiaries of the Company, are and Tudor, Pickering, Holt & Co. Advisors LP (“TPH Advisors”), as a subsidiary of the Company prior to its merger with PWP LP was, subject to the SEC Uniform Net Capital Rule (SEC Rule 15c3-1). As of December 31, 2020 and 2019, PWP LP, TPH Securities and TPH Advisors had combined net capital of $54.8 million and $57.1 million, respectively, which were $52.9 million and $56.0 million in excess of their combined individual minimum capital requirements as of each respective year. Effective January 1, 2021, TPH Advisors merged with PWP LP and became one operating entity as part of an internal reorganization. There was no material impact to regulatory requirements as a result of this reorganization.
Perella Weinberg Partners UK LLP (“PWP UK LLP”) undertook an ordinary course reorganization in order to simplify and streamline its global structure and for regulatory reasons (the “UK Reorganization”). As part of this reorganization, effective March 31, 2020, the business of PWP UK LLP was transferred to a new limited liability company, Perella Weinberg UK Ltd (“PWP UK Ltd”) following receipt of the FCA’s approval for the change of legal status. PWP UK Ltd is and prior to the UK Reorganization, PWP UK LLP was subject to FCA capital adequacy rules. As of each of the years ended December 31, 2020 and 2019, PWP UK Ltd and PWP UK LLP, respectively had equity of £31.9 million and £28.5 million, which was £20.0 million and £19.0 million, respectively, in excess of its minimum capital requirement. Tudor, Pickering, Holt & Co. International, LLP was not subject to FCA regulations for the periods presented as it was approved for delicensing by the FCA on April 26, 2018 and placed into liquidation in September 2019.
Tudor, Pickering, Holt & Co. Securities Canada, ULC (“TPH Canada”) is subject to the IIROC Dealer Member Rule 17 regarding minimum capital requirements. At December 31, 2020 and 2019, TPH Canada had total equity of C$7.8 million and C$3.8 million, respectively, which was C$7.5 million and C$3.5 million, in excess of its minimum capital requirement for each respective year.
The ACPR license of Perella Weinberg Partners France S.A.S. (“PWP France”) became effective November 20, 2020; however, it was granted an exemption from regulatory reporting until March 2021. The broker-dealer is classified as an investment firm (entreprise d’investissement) and currently the minimum capital requirement is €50.0 thousand.
As a result of the minimum capital requirements and various regulations on these broker dealers, the capital of each subsidiary of the Company is restricted and may be unavailable to pay its creditors.